INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
6	INVENTORIES
Inventories consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Merchandise in stores	283,282	324,947
Merchandise in warehouses	153,776	153,536

	437,058	478,483